Financial instruments and commitments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 748,576	$ 180,722	$ 60,072
Unused credit facilities	$ 385,000
Credit risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	37.00%	39.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	10.00%
Reasonably possible decrease in risk variable (percent)	10.00%
Currency risk | Currencies other than US Dollar | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	54.00%
Currency risk | Currencies other than US Dollar | Expenses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	32.00%
Currency risk | EUR | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	16.00%
Currency risk | GBP | Revenues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk (percent)	11.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable (percent)	1.00%	1.00%
Increase (decrease) in profit (loss) due increase in risk variable	$ (3,719)	$ 2,119
Reasonably possible decrease in risk variable (percent)	1.00%
Increase (decrease) in profit (loss) due decrease in risk variable	$ 0